Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue		$ 363,876	$ 363,944
Mine operating costs
Cost of sales		194,305	232,146
Cost of sales, standby costs		10,112		[1]
Depletion, depreciation, and amortization		54,405	65,584
Expense arising from exploration evaluation production and extractive costs of mineral resources		258,822	297,730
Mine operating earnings		105,054	66,214
General and administrative expenses		24,855	26,800
Share-based payments		8,255	8,325
Mine holding costs		21,583	7,579
Loss on divestiture of exploration projects		3,685
Impairment of non-current assets			58,739
Foreign exchange loss (gain)		6,319	(3,243)
Operating earnings (loss)		40,357	(31,986)
Fair value adjustment on foreign currency derivatives		(982)
Investment and other income		5,127	8,109
Finance costs		(14,773)	(15,147)
Earnings (loss) before income taxes		29,729	(39,024)
Income taxes
Current income tax expense		9,966	16,423
Deferred income tax recovery		(3,324)	(14,973)
Total tax expense (income)		6,642	1,450
Net earnings (loss) for the year		$ 23,087	$ (40,474)
Earnings (loss) per common share
Basic (in dollars per share)		$ 0.11	$ (0.20)
Diluted (in dollars per share)		$ 0.11	$ (0.20)
Weighted average shares outstanding
Basic (in shares)		213,879,622	201,615,489
Diluted (in shares)	[2]	215,878,829	201,615,489

[1]	Cost of sales for the year ended December 31, 2020 included standby costs of $10.1 million, primarily related to direct costs incurred at the San Dimas ($3.5 million), Santa Elena ($2.0 million)and La Encantada ($1.7 million) mines due to temporary suspensions following Mexico's Ministry of Health's Federal Decree requiring all non-essential businesses, including mining, to temporarily suspend activities throughout most of April and May in response to the global pandemic. In addition, the Company incurred $2.0 million in standby costs related to the 13-day union work stoppage at San Dimas in June 2020.
[2]	For the year ended December 31, 2020, diluted weighted average number of shares excluded 2,666,819 (2019 - 7,583,439) options, nil restricted and performance share units (2019 - 128,944) and16,327,598 (2019 - 16,327,598) common shares issuable under the convertible debentures (Note 19(a) ) that were anti-dilutive.